CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED BALANCE SHEETS
Ordinary shares, issued	2,338,812,496	2,337,788,498
Ordinary shares, outstanding	2,338,812,496	2,337,788,498